Capital Group Core Bond Completion Fund
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 107.30% Corporate bonds, notes & loans 57.37% Financials 23.65%	Principal amount (000)	Value (000)
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	USD200	$212
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	100	103
Aon North America, Inc. 5.15% 3/1/2029	155	160
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	42	44
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (b)	471	468
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	100	103
Block, Inc. 5.625% 8/15/2030 (a)	20	20
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	250	259
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	200	208
Chubb INA Holdings, LLC 5.00% 3/15/2034	59	61
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	190	194
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (b)	187	195
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (b)	493	500
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	171	174
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	30	30
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	494	517
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (b)	45	47
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	237	224
Intesa Sanpaolo SpA 5.71% 1/15/2026 (a)	312	313
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	441	452
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (b)	8	8
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	89	94
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (b)	160	170
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	2	2
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	575	581
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	13	13
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (b)	31	33
Navient Corp. 5.625% 8/1/2033	50	46
OneMain Finance Corp. 6.625% 5/15/2029	110	113
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	171	177
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	22	23
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	101	104
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	206	213
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	512	535
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	540	560
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	42	43
		6,999
Health care 5.93%
AbbVie, Inc. 5.40% 3/15/2054	192	191
Amgen, Inc. 5.65% 3/2/2053	134	134
Baxter International, Inc. 2.539% 2/1/2032	42	37
Bristol-Myers Squibb Co. 5.55% 2/22/2054	208	207
Centene Corp. 4.625% 12/15/2029	377	366
CVS Health Corp. 5.70% 6/1/2034	179	187
Capital Group Core Bond Completion Fund — Page 1 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Eli Lilly and Co. 5.10% 2/12/2035	USD31	$32
Gilead Sciences, Inc. 5.55% 10/15/2053	66	67
HCA, Inc. 3.625% 3/15/2032	58	54
Medline Borrower, LP 3.875% 4/1/2029 (a)	90	87
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	230	241
UnitedHealth Group, Inc. 5.625% 7/15/2054	137	136
Viatris, Inc. 4.00% 6/22/2050	22	15
		1,754
Consumer discretionary 5.28%
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	200	208
Bath & Body Works, Inc. 6.875% 11/1/2035	50	52
Carnival Corp. 5.125% 5/1/2029 (a)	15	15
Carnival Corp. 5.75% 8/1/2032 (a)	25	25
Carnival Corp. 6.125% 2/15/2033 (a)	5	5
Ford Motor Credit Co., LLC 6.798% 11/7/2028	678	708
General Motors Financial Co., Inc. 5.90% 1/7/2035	83	86
Home Depot, Inc. 4.95% 6/25/2034	114	117
Hyundai Capital America 4.30% 9/24/2027 (a)	282	282
Marriott International, Inc. 5.35% 3/15/2035	36	37
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	27	27
		1,562
Energy 5.23%
APA Corp. 4.25% 1/15/2030	113	109
Baytex Energy Corp. 7.375% 3/15/2032 (a)	75	74
Devon Energy Corp. 5.75% 9/15/2054	32	30
Diamondback Energy, Inc. 5.55% 4/1/2035	50	51
Ecopetrol SA 8.875% 1/13/2033	95	103
EOG Resources, Inc. 5.95% 7/15/2055	30	31
Exxon Mobil Corp. 3.452% 4/15/2051	30	22
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	5	5
Occidental Petroleum Corp. 6.625% 9/1/2030	30	32
Occidental Petroleum Corp. 5.55% 10/1/2034	27	27
Petroleos Mexicanos 6.50% 3/13/2027	885	897
Sunoco, LP 4.50% 5/15/2029	90	88
TotalEnergies Capital SA 5.488% 4/5/2054	49	49
TotalEnergies Capital SA 5.275% 9/10/2054	30	29
		1,547
Utilities 4.92%
FirstEnergy Corp. 2.65% 3/1/2030	100	93
Georgia Power Co. 5.25% 3/15/2034	119	123
Pacific Gas and Electric Co. 2.50% 2/1/2031	934	832
PacifiCorp 5.50% 5/15/2054	78	74
Public Service Electric and Gas Co. 5.50% 3/1/2055	9	9
Southern California Edison Co. 5.20% 6/1/2034	326	324
		1,455
Information technology 3.00%
Broadcom, Inc. 5.05% 7/12/2029	256	264
Broadcom, Inc. 4.80% 10/15/2034	6	6
Cisco Systems, Inc. 5.05% 2/26/2034	139	144
Cisco Systems, Inc. 5.10% 2/24/2035	14	15
Capital Group Core Bond Completion Fund — Page 2 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Fair Isaac Corp. 6.00% 5/15/2033 (a)	USD25	$25
Intel Corp. 3.05% 8/12/2051	5	3
Intel Corp. 5.60% 2/21/2054	33	32
Oracle Corp. 4.45% 9/26/2030	15	15
Oracle Corp. 4.80% 9/26/2032	30	30
Oracle Corp. 5.50% 8/3/2035	14	14
Oracle Corp. 5.20% 9/26/2035	40	40
Oracle Corp. 5.875% 9/26/2045	25	25
Oracle Corp. 6.00% 8/3/2055	30	30
Oracle Corp. 5.95% 9/26/2055	50	50
Oracle Corp. 6.10% 9/26/2065	15	15
Roper Technologies, Inc. 5.10% 9/15/2035	13	13
Synopsys, Inc. 5.15% 4/1/2035	120	122
Synopsys, Inc. 5.70% 4/1/2055	45	46
		889
Industrials 2.83%
Boeing Co. (The) 6.298% 5/1/2029	345	366
CSX Corp. 4.90% 3/15/2055	58	53
Icahn Enterprises, LP 5.25% 5/15/2027	200	197
RTX Corp. 5.75% 1/15/2029	160	168
Union Pacific Corp. 4.95% 5/15/2053	58	54
		838
Real estate 2.03%
Boston Properties, LP 3.25% 1/30/2031	398	370
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	120	113
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	35	37
Prologis, LP 5.125% 1/15/2034	80	82
		602
Communication services 1.99%
AT&T, Inc. 5.40% 2/15/2034	56	58
AT&T, Inc. 4.50% 5/15/2035	22	21
CCO Holdings, LLC 4.75% 3/1/2030 (a)	75	72
Charter Communications Operating, LLC 4.40% 4/1/2033	94	89
Charter Communications Operating, LLC 5.85% 12/1/2035	9	9
Charter Communications Operating, LLC 6.70% 12/1/2055	6	6
Comcast Corp. 5.65% 6/1/2054	78	77
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	75	68
T-Mobile USA, Inc. 5.15% 4/15/2034	67	69
Verizon Communications, Inc. 4.78% 2/15/2035	61	60
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	60	55
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5	4
		588
Consumer staples 1.81%
BAT Capital Corp. 6.421% 8/2/2033	166	182
Constellation Brands, Inc. 4.90% 5/1/2033	53	54
Mars, Inc. 4.80% 3/1/2030 (a)	17	17
Mars, Inc. 5.20% 3/1/2035 (a)	19	20
Capital Group Core Bond Completion Fund — Page 3 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Mars, Inc. 5.70% 5/1/2055 (a)	USD13	$13
Philip Morris International, Inc. 5.25% 9/7/2028	242	250
		536
Materials 0.70%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	11	12
Celanese US Holdings, LLC 6.665% 7/15/2027	13	13
Celanese US Holdings, LLC 6.85% 11/15/2028	10	11
Celanese US Holdings, LLC 6.83% 7/15/2029	10	10
Celanese US Holdings, LLC 7.05% 11/15/2030	10	10
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	150	126
Dow Chemical Co. (The) 5.60% 2/15/2054	29	26
		208
Total corporate bonds, notes & loans		16,978
Mortgage-backed obligations 23.54% Federal agency mortgage-backed obligations 10.01%
Government National Mortgage Assn. 3.50% 10/1/2055 (c)(d)	220	201
Government National Mortgage Assn. 4.00% 10/1/2055 (c)(d)	245	231
Government National Mortgage Assn. 4.50% 10/1/2055 (c)(d)	500	485
Uniform Mortgage-Backed Security 2.00% 10/1/2055 (c)(d)	226	182
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (c)(d)	199	201
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (c)(d)	796	813
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (c)(d)	374	391
Uniform Mortgage-Backed Security 2.00% 11/1/2055 (c)(d)	456	368
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (c)(d)	91	91
		2,963
Collateralized mortgage-backed obligations (privately originated) 6.94%
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	136	137
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(e)	99	97
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.406% 9/25/2044 (a)(c)(e)	11	11
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.956% 9/25/2044 (a)(c)(e)	25	25
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 2/25/2045 (a)(c)(e)	18	19
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.506% 2/25/2045 (a)(c)(e)	44	44
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (a)(c)(e)	313	279
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.256% 4/25/2042 (a)(c)(e)	50	51
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.706% 5/25/2042 (a)(c)(e)	330	343
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.356% 10/25/2044 (a)(c)(e)	93	93
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.806% 10/25/2044 (a)(c)(e)	21	21
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (a)(c)(e)	21	21
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(c)(e)	45	45
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(b)(c)	83	84
Capital Group Core Bond Completion Fund — Page 4 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	USD285	$288
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(b)(c)	106	108
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.601% 2/17/2042 (a)(c)(e)	100	100
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(e)	76	76
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(e)	121	121
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(e)	89	90
		2,053
Commercial mortgage-backed securities 6.59%
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (c)(e)	29	29
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (c)	203	212
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056 (c)(e)	300	322
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (c)(e)	300	318
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057 (c)(e)	49	51
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	100	104
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(c)	100	103
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (a)(c)(e)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(e)	100	104
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(c)(e)	138	143
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.693% 12/15/2039 (a)(c)(e)	92	92
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.593% 2/15/2042 (a)(c)(e)	306	305
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)	65	68
		1,951
Total mortgage-backed obligations		6,967
Asset-backed obligations 16.42% Other asset-backed securities 9.36%
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(c)	56	56
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(c)	95	97
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	469	393
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(c)	267	251
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(c)	86	88
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(c)	238	240
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(c)	100	102
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(c)	100	68
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(c)	100	100
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	27	27
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(c)	47	47
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.00% 1/15/2028 (a)(c)(e)	500	501
PFS Financing Corp., Series 2024-A, Class B, (30-day Average USD-SOFR + 1.30%) 5.45% 1/15/2028 (a)(c)(e)	150	150
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	126	129
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(c)	94	91
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	253	236
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	192	193
		2,769
Capital Group Core Bond Completion Fund — Page 5 of 14

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan 4.35%	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (a)(c)	USD365	$371
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029 (a)(c)	100	104
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (a)(c)	147	149
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (c)	17	17
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (c)	53	53
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(c)	215	216
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(c)	36	36
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(c)	12	12
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (a)(c)	14	14
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(c)	8	8
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(c)	7	7
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(c)	192	194
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	107	108
		1,289
Credit card 1.39%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	150	150
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(c)	160	162
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	100	100
		412
Collateralized loan obligations 0.74%
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.359% 7/23/2032 (a)(c)(e)	219	219
Student loan 0.58%
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053 (a)(c)	185	171
Total asset-backed obligations		4,860
U.S. Treasury bonds & notes 4.76% U.S. Treasury 2.94%
U.S. Treasury 3.375% 9/15/2028	261	259
U.S. Treasury 3.625% 9/30/2030	240	239
U.S. Treasury 4.25% 8/15/2035	53	53
U.S. Treasury 4.75% 5/15/2055 (f)	171	172
U.S. Treasury 4.75% 8/15/2055	146	146
		869
U.S. Treasury inflation-protected securities 1.82%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (g)	83	82
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (f)(g)	44	44
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (g)	184	186
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (f)(g)	53	43
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (f)(g)	17	15
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (f)(g)	174	170
		540
Total U.S. Treasury bonds & notes		1,409
Capital Group Core Bond Completion Fund — Page 6 of 14

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 3.66% Mexico 2.67%	Principal amount (000)	Value (000)
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD370	$376
United Mexican States 6.00% 5/13/2030	200	210
United Mexican States 6.00% 5/7/2036	200	205
		791
Greece 0.99%
Greece (Hellenic Republic of) 0.75% 6/18/2031	EUR280	293
Total bonds & notes of governments & government agencies outside the U.S.		1,084
Municipals 1.55% Illinois 1.55%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/ 2029	USD25	25
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	320	318
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	113	115
		458
Total municipals		458
Total bonds, notes & other debt instruments (cost: $31,748,000)		31,756
Short-term securities 1.78% Money market investments 1.78%	Shares
Capital Group Central Cash Fund 4.17% (h)(i)	5,272	527
Total short-term securities (cost: $527,000)		527
Total investment securities 109.08% (cost: $32,275,000)		32,283
TBA sale commitments (10.00)% Mortgage-backed obligations (10.00)% Federal agency mortgage-backed obligations (10.00)%	Principal amount (000)
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (c)(d)	USD(133)	(112)
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (c)(d)	(215)	(196)
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (c)(d)	(550)	(518)
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (c)(d)	(1,045)	(1,014)
Uniform Mortgage-Backed Security 3.00% 11/1/2055 (c)(d)	(90)	(79)
Uniform Mortgage-Backed Security 5.00% 11/1/2055 (c)(d)	(820)	(813)
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (c)(d)	(220)	(228)
Total TBA sale commitments (proceeds: $2,952,000)		(2,960)
Other assets less liabilities (9.08)%		(2,686)
Net assets 100.00%		$29,597
Capital Group Core Bond Completion Fund — Page 7 of 14

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
3 Month SOFR Futures	Short	33	3/18/2026	USD(7,946)	$(14)
3 Month SOFR Futures	Long	3	9/16/2026	725	(1)
2 Year U.S. Treasury Note Futures	Long	100	1/6/2026	20,840	2
5 Year U.S. Treasury Note Futures	Long	61	1/6/2026	6,661	(7)
10 Year Euro-Bund Futures	Short	1	12/10/2025	(151)	(1)
10 Year U.S. Treasury Note Futures	Long	3	12/31/2025	338	(1)
10 Year Ultra U.S. Treasury Note Futures	Short	51	12/31/2025	(5,869)	(56)
20 Year U.S. Treasury Note Futures	Long	24	12/31/2025	2,798	58
30 Year Ultra U.S. Treasury Bond Futures	Short	7	12/31/2025	(840)	(8)
					$(28)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	70	INR	6,199	Citibank	10/3/2025	$— (j)
INR	6,199	USD	71	Citibank	10/3/2025	(1)
AUD	108	USD	71	Citibank	10/7/2025	1
EUR	63	USD	74	Citibank	10/8/2025	— (j)
JPY	20,243	USD	136	JPMorgan Chase	10/8/2025	— (j)
USD	137	JPY	20,243	BNP Paribas	10/8/2025	— (j)
USD	93	EUR	79	Citibank	10/10/2025	— (j)
BRL	145	USD	26	JPMorgan Chase	10/14/2025	1
USD	108	EUR	92	Goldman Sachs	10/17/2025	— (j)
USD	8	JPY	1,128	Morgan Stanley	10/20/2025	— (j)
JPY	1,128	USD	8	HSBC Bank	10/20/2025	— (j)
INR	6,199	USD	70	Citibank	10/30/2025	— (j)
						$1
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.186%	Annual	2/18/2027	USD180	$(2)	$—	$(2)
SOFR	Annual	3.39981%	Annual	3/31/2027	500	1	—	1
SOFR	Annual	3.62%	Annual	6/30/2027	250	(1)	—	(1)
SOFR	Annual	3.3125%	Annual	10/7/2029	69	— (j)	—	— (j)
SOFR	Annual	3.4445%	Annual	10/7/2029	35	— (j)	—	— (j)
SOFR	Annual	3.455%	Annual	10/7/2029	69	— (j)	—	— (j)
SOFR	Annual	3.4805%	Annual	10/7/2029	35	— (j)	—	— (j)
Capital Group Core Bond Completion Fund — Page 8 of 14

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.543%	Annual	10/7/2029	USD35	$— (j)	$—	$— (j)
SOFR	Annual	3.551%	Annual	10/7/2029	70	(1)	—	(1)
SOFR	Annual	3.965%	Annual	11/14/2029	198	(5)	—	(5)
SOFR	Annual	3.9195%	Annual	11/15/2029	50	(1)	—	(1)
SOFR	Annual	3.763%	Annual	12/12/2029	70	(1)	—	(1)
SOFR	Annual	3.2015%	Annual	2/28/2030	170	1	—	1
SOFR	Annual	3.4415%	Annual	2/28/2030	110	— (j)	—	— (j)
SOFR	Annual	3.797%	Annual	3/31/2030	16	— (j)	—	— (j)
SOFR	Annual	3.7815%	Annual	3/31/2030	62	(1)	—	(1)
SOFR	Annual	3.794%	Annual	3/31/2030	31	(1)	—	(1)
SOFR	Annual	3.796%	Annual	3/31/2030	31	(1)	—	(1)
SOFR	Annual	3.6065%	Annual	5/12/2030	60	(1)	—	(1)
SOFR	Annual	3.2175%	Annual	9/18/2030	89	1	—	1
SOFR	Annual	3.2145%	Annual	9/18/2030	22	— (j)	—	— (j)
SOFR	Annual	3.2155%	Annual	9/18/2030	22	— (j)	—	— (j)
SOFR	Annual	3.2385%	Annual	9/18/2030	46	— (j)	—	— (j)
SOFR	Annual	3.4245%	Annual	8/15/2032	110	— (j)	—	— (j)
SOFR	Annual	3.482%	Annual	10/2/2032	128	— (j)	—	— (j)
SOFR	Annual	3.4815%	Annual	10/2/2032	131	— (j)	—	— (j)
SOFR	Annual	3.48%	Annual	10/2/2032	131	— (j)	—	— (j)
SOFR	Annual	3.583%	Annual	5/15/2035	90	— (j)	—	— (j)
SOFR	Annual	3.648%	Annual	10/2/2035	120	— (j)	—	— (j)
SOFR	Annual	3.378%	Annual	10/4/2049	204	19	—	19
SOFR	Annual	3.8475%	Annual	11/15/2052	40	1	—	1
						$8	$—	$8
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL930	$8	$—	$8
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	510	4	—	4
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	110	1	—	1
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	— (j)	—	— (j)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	320	— (j)	—	— (j)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	460	— (j)	—	— (j)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	222	(1)	—	(1)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(1)	—	(1)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(1)	—	(1)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(1)	—	(1)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	300	(1)	—	(1)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	240	(1)	—	(1)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	227	(2)	—	(2)
Capital Group Core Bond Completion Fund — Page 9 of 14

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL439	$(3)	$—	$(3)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	450	(3)	—	(3)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(3)	—	(3)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	105	— (j)	—	— (j)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	100	— (j)	—	— (j)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	225	— (j)	—	— (j)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	500	(1)	—	(1)
							$(5)	$—	$(5)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD850	$(68)	$(48)	$(20)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (k) (000)	Value at 9/30/2025 (l) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD 2,249	$51	$52	$(1)
Investments in affiliates (i)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 1.78%
Money market investments 1.78%
Capital Group Central Cash Fund 4.17% (h)	$706	$5,433	$5,612	$— (j)	$— (j)	$527	$18

Capital Group Core Bond Completion Fund — Page 10 of 14

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,805,000, which represented 36.51% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Represents securities transacted on a TBA basis.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $165,000, which represented 0.56% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Rate represents the seven-day yield at 9/30/2025.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Amount less than one thousand.
(k)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(l)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Group Core Bond Completion Fund — Page 11 of 14

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $41,599,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,019,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,886,000 and $2,166,000, respectively.
Capital Group Core Bond Completion Fund — Page 12 of 14

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$16,978	$—	$16,978
Mortgage-backed obligations	—	6,967	—	6,967
Asset-backed obligations	—	4,860	—	4,860
U.S. Treasury bonds & notes	—	1,409	—	1,409
Bonds & notes of governments & government agencies outside the U.S.	—	1,084	—	1,084
Municipals	—	458	—	458
Short-term securities	527	—	—	527
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(2,960)	—	(2,960)
Total	$527	$28,796	$—	$29,323

Refer to the end of the table(s) for footnote(s).
Capital Group Core Bond Completion Fund — Page 13 of 14

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$60	$—	$—	$60
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared interest rate swaps	—	23	—	23
Unrealized appreciation on bilateral interest rate swaps	—	13	—	13
Liabilities:
Unrealized depreciation on futures contracts	(88)	—	—	(88)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on bilateral interest rate swaps	—	(18)	—	(18)
Unrealized depreciation on centrally cleared interest rate swaps	—	(15)	—	(15)
Unrealized depreciation on centrally cleared credit default swaps	—	(21)	—	(21)
Total	$(28)	$(17)	$—	$(45)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
EUR = Euros
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
INR = Indian rupees
JPY = Japanese yen
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-150-1125
Capital Group Core Bond Completion Fund — Page 14 of 14